Total
RG AURUM+ FUND
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses	RG AURUM+ FUND INSTITUTIONAL CLASS
Management Fees	1.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.16%	[1]
Acquired Fund Fees and Expenses	0.21%	[1],[2]
Total Annual Fund Operating Expenses	3.12%
Fee Waiver	(0.92%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	2.20%
[1]	Estimated and restated for the Funds current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Funds financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Funds adviser has contractually agreed to reduce its fees and to reimburse expenses, until at least November 30, 2021, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, expenses associated with taking investment positions, derivative or swap related expenses, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.99% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the date fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits at the time of the recoupment payment and at the time the fee or expense was waived or reimbursed. This agreement may be terminated only by the Funds Board of Trustees, on 60 days written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
RG AURUM+ FUND | INSTITUTIONAL CLASS | USD ($)	223	877	1,555	3,366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the six-month fiscal period ended January 31, 2020, under the Fund’s prior strategy, the Fund's portfolio turnover was 71.26% of the average value of its portfolio. The Fund's portfolio turnover under the new strategy is expected to be over 100% annually.

Principal Investment Strategies

The Fund's adviser seeks long-term capital appreciation by employing a tactical strategy to invest in:

•	precious metals (gold, silver and platinum), and
•	cryptocurrencies (indirectly and solely through Grayscale® Bitcoin Trust)

The Fund invests in precious metals primarily through (i) swaps, (ii) exchange-traded futures contracts, (iii) securities of precious metals companies, and (iv) exchange-traded funds ("ETFs") that primarily invest in the preceding instruments. The Fund defines precious metals companies as those deriving a majority of their revenue or profits from precious metals-related activities, i.e. exploration, mining, processing or dealing. Under normal circumstances, the Fund concentrates investments in the precious metals industry because it invests over 25% of its net assets in this industry.

The Fund invests up to 15% of its total assets in cryptocurrencies, indirectly and solely through Grayscale® Bitcoin Trust. To the extend the Fund is not invested in precious metals and cryptocurrencies, the Fund also invests in fixed income securities to generate interest income. The Fund’s adviser expects to increase exposure to fixed income, when the adviser’s tactical models instruct the strategy to retreat from precious metals, precious metals companies, and or cryptocurrency. Fixed income securities are selected without restriction as to maturity, credit quality, issuer country or capitalization. The Fund is "non-diversified" which means that it may invest a larger portion of its assets in a single issuer. The "+" in the Fund's name is a reference to alternative investments in addition to equities of precious metals companies.

Tactical Strategy

The Fund’s adviser uses proprietary statistical measures to gauge the strength of price trends in cryptocurrencies, precious metals and precious metal company stock prices. The adviser derives these measures from publicly available daily price information in its proprietary quantitative models to systematically allocate assets among precious metals, cryptocurrencies, and fixed income securities. The adviser tactically adjusts exposure to these assets to focus on those the models identify as favorable for capital appreciation. Additionally, the adviser uses similar models to select specific securities or derivatives based on expected risk-adjusted return. The adviser engages in very frequent trading to achieve the Fund's investment objective, which will result in portfolio turnover in excess of 100%.

Subsidiary

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary"). The Subsidiary is expected to provide the Fund with exposure to precious metals swaps, futures and ETFs, as well as cryptocurrencies within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Subsidiary invests in precious metals swaps, futures and ETFs, as well as cryptocurrency-related securities. The Fund's investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

Principal Investment Risks

As with all mutual funds, the Fund's shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

•	Bitcoin Risk. The value of the Fund’s investment in the Grayscale® Bitcoin Trust is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Grayscale® Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Fund’s investment in the Grayscale® Bitcoin Trust. Bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Fund’s investment in the Grayscale® Bitcoin Trust. Shares of the Grayscale® Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale® Bitcoin Trust.

•	Concentration in Precious Metals Industry. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold or other precious metals often dramatically affect the profitability of companies in the precious metals industry.

•	Cryptocurrency Risk. Cryptocurrency (notably, Bitcoin), often referred to as "virtual currency" or "digital currency," operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Fund may have exposure to Bitcoin, a cryptocurrency, indirectly through an investment in an investment vehicle. Cryptocurrencies operate without central authority or banks and is not back by any government. Cryptocurrencies may experience very high volatility and related investment vehicles may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware.

•	Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund's investments in foreign currency-denominated securities may reduce the Fund's returns.

•	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	ETF Risk. ETFs are subject to investment advisory or management fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and/or other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Fund’s adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. Additional risks of investing in ETFs are described below:

•	Leverage Risk: ETFs may employ leverage, which magnifies the changes in the value of the underlying assets they hold or index upon which they are based. For example, if an ETF’s current benchmark is 200% of the price of an index and the ETF meets its objective, the daily value of the ETF will tend to increase or decrease twice the daily value of the change in the price of the index. (e.g., if the index goes up 10% in a day then the leveraged ETF’s value should go up 20%; conversely, if the index goes down 10% that day then the leveraged ETF’s value should go down 20%).

•	Net Asset Value and Market Price Risk: The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying holdings. Accordingly, there may be times when an ETF share trades at a premium or discount to its NAV.

•	Strategy Risk: Each ETF is subject to specific risks, depending on the nature of its investment strategy.

•	Tracking Risk: ETFs in which the Fund invests will not be able to replicate exactly the performance of any indices or prices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or derivatives. In addition, the index-tracking ETFs will incur expenses not incurred by their applicable indices. Certain securities comprising an index may, from time to time, temporarily be unavailable, which may further impede the security’s ability to track an index.

•	Fixed Income Risk. The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Issuers may also default.

•	Foreign Securities Risk. Because the Fund's investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

•	Futures Risk. The Fund's use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.

•	Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund's net asset value may be more volatile than a more geographically diversified fund.

•	Leverage Risk. The value of your investment may be more volatile when the Fund uses instruments, such as derivatives, that have a leveraging effect on the Fund's portfolio. Other risks described in the Prospectus also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The Fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the Fund's assets.

•	Limited History of Operations Risk. The Fund is a relatively new mutual fund and has a limited history of operations for investors to evaluate. As a result, investors do not have a long-term track record from which to judge the adviser and the adviser may not achieve the intended result in managing the Fund.

•	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•	Lower Rated Fixed Income Securities Risk and High Yield Fixed Income Securities Risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. Companies issuing these securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties; and could become worthless. The value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

•	Management Risk. The adviser's judgments about the attractiveness, value and potential appreciation of particular securities, swaps or futures in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Because a portion of the Fund is selected using a proprietary screening process, the Fund is subject to the additional risk that the adviser's judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•	Model and Data Risk. Given the complexity of the strategies of the Fund, the adviser relies heavily on quantitative models and information and data both proprietary as well as supplied by third parties ("Models and Data"). Models and Data are used to rank investments and provide risk management insights. The use of predictive models has inherent risks. Because predictive models are generally constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. In addition, there is an inherent risk that the quantitative models used by the adviser will not be successful in forecasting movements in industries, sectors or companies or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

•	Non-Diversification Risk. A non-diversified fund's greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single investment may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

•	Regulatory Risk. Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund's ability to fully implement its investment strategies.

•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio.

•	Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience. Many of the Fund’s investment in precious metals companies, such as miming companies, are expected to be small and medium capitalization companies.

•	Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act") and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act.

•	Swaps Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments or assets they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund's losses.

•	Turnover Risk. The frequency of a Fund's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The Fund's portfolio turnover is expected to be over 100% annually, as the Fund is actively traded.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus, and such information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years (as applicable) compare to those of a broad measure of market performance. Updated performance information will be available at no cost by visiting www.rangerfunds.com or by calling 1-866-458-4744.